FINANCIAL EXPENSE	12 Months Ended
Dec. 31, 2016
FINANCIAL EXPENSE [Abstract]
FINANCIAL EXPENSE
NOTE 14:	FINANCIAL EXPENSE

	Year ended December 31,
	2014	2015	2016

Interest expenses	$35	$107	$143
Fair value adjustments for deferred revenues	55	109	66
Exchange rate loss	169	828	630
Bank charges	93	101	117

	$352	$1,145	$956